Balances Sheet	Jun. 30, 2025 USD ($)
March G L [Member]
Current assets
Cash	$ 216,137
Prepaid shipping fees	866,023
Prepaid expenses	2,884
Total Assets	1,085,044
Current liabilities
Accounts payable	380,009
Total Current Liabilities	380,009
Commitments and contingencies
Shareholders’ Deficit
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 3,075,000 shares issued and outstanding	45
Additional paid-in capital	1,150,095
Accumulated deficit	(445,105)
Total Shareholders’ Deficit	705,035
Total Liabilities and Shareholders’ Deficit	$ 1,085,044